Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share Capital
Authorized share capital

(number of shares of $0.10 each)	2023	2022
Authorized shares: Balance at the start of the year	255,000,000	180,000,000
Increases:
August 16, 2022	—	40,000,000
August 25, 2022	—	35,000,000
February 23,2023	60,000,000	—
Authorized shares: Balance at the end of the year	315,000,000	255,000,000

Issued Share Capital

(number of shares of $0.10 each)	2023	2022
Issued : Balance at the start of the year	229,263,598	137,218,175
Shares issued (1)	8,816,793	92,046,404
Share issued and subsequently repurchased (2)	26,000,000	—
Shares cancelled(3)	—	(981)
Issued shares: Balance at the end of the year(3)	264,080,391	229,263,598

Outstanding Share Capital

(number of shares of $0.10 each)	2023	2022
Issued shares	264,080,391	229,263,598
Treasury shares	11,498,355	315,511
Outstanding shares	252,582,036	228,948,087

(1) Details of shares issued for the years ended December 31, 2023 and December 31, 2022 are as follows:

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share ($)	Gross Proceeds ($ millions)
October 24, 2023	Private placement	Oslo	7,522,838	6.65	50.1
Various (ATM Sales) (5)	US public offering	NYSE	1,293,955	7.53	9.7
			8,816,793		59.8

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share ($)	Gross Proceeds ($ millions)
January 31, 2022	Private placement	Oslo	13,333,333	2.25	30.0
August 17, 2022	US public offering	NYSE	41,666,667	3.60	150.0
August 26, 2022	US public offering	NYSE	34,696,404	3.60	124.9
Various (ATM Sales) (5)	US public offering	NYSE	2,350,000	3.78	8.9
			92,046,404		313.8

(2) During the year ended December 31, 2023, the Company issued 15.0 million shares, 10.0 million shares and 1.0 million of shares, of par value $0.10 each on January 31, 2023, February 24, 2023 and August 16, 2023 respectively, which were subsequently repurchased into treasury.

(3) Effective August 26, 2022 the company recorded the cancellation of 981 shares which related to fractional shares.

(4) As of December 31, 2023, our shares were listed on the Oslo Stock Exchange and the New York Stock Exchange.
(5) In July 2021, the Company entered into an Equity Distribution Agreement with Clarksons for the offer and sale of up to $40.0 million of common shares of the Company through an ATM program. During the year ended December 31, 2023, the Company issued 1,293,955 shares raising gross proceeds of $9.7 million and net proceeds of $9.6 million, with compensation paid by the Company to Clarksons of $0.1 million. During the year ended December 31, 2022, the Company issued 2,350,000 shares raising gross proceeds of $8.9 million and net proceeds of $8.8 million, with compensation paid by the Company to Clarksons of $0.1 million.

Treasury Shares

(number of shares of $0.10 each)	2023	2022
Treasury shares : Balance at the start of the year	315,511	406,333
Share issued and subsequently repurchased	26,000,000	—
Shares bought back (1)	125,000	—
Shares lent under the Share Lending Agreement (2)	(14,443,270)	—
Shares issued on exercise of share options(3)	(410,302)	—
Shares issued as compensation (4)	(88,584)	(90,822)
Treasury shares : Balance at the end of the year	11,498,355	315,511

(1) On December 8, 2023 the board approved a share repurchase program for the Company’s shares, to be purchased in the open market and limited to a total amount of $100 million. In December 2023, we acquired an aggregate of 125,000 shares on the NYSE at an aggregate purchase price of $0.8 million. The Company did not acquire any of its own shares in 2022.

(2) As of December 31, 2023, the Company had loaned 14,443,270 shares to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE (see "Share Lending Agreement").

(3) The Company issued 1.0 million shares of par value $0.10 each on August 16, 2023, which were subsequently repurchased into treasury to be used solely for issuance in connection with the exercise of share options vesting under the Company’s existing share option program. The Company has issued 410,302 of these treasury shares in connection with our Borr Scheme (see Note 24 - Share Based Compensation) following the exercise of 410,302 share options.

(4) During the years ended December 31, 2023 and December 31, 2022, the Company issued 88,584 and 90,822 common shares in relation to Director compensation. The value on the date of issuance of $0.45 million and $0.3 million, respectively, has been recognized in "General and Administrative expenses" in the Consolidated Statements of Operations (see Note 24 - Share Based Compensation as it relates to the 2023 issuance of common shares in settlement of RSUs). The book value of the treasury shares issued was $2.8 million and $3.9 million respectively, as these shares had been bought back in 2018. The loss on issuance of the treasury shares of $2.4 million and $3.6 million, respectively, has been recognized as a reduction in "Additional Paid in Capital" in the Consolidated Balance Sheets as at December 31, 2023 and December 31, 2022.